Other Income - Schedule of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Gain on disposal of property and equipment and investment properties	₩ 20,105	₩ 47,754	₩ 22,447
Gain on disposal of intangible assets	1,641	311	1,727
Gain on disposal of right-of-use assets	2,988	2,967	3,580
Property and Equipment loss recovery income	175,100	165,196	152,712
Income from government subsidies	565	1,261	40,725
Gain on disposal of investments in associates	8,384	19,074	6,982
Gain on disposal of investments in subsidiaries	33,867	52,688	28,825
Others	52,065	55,578	51,046
Total	₩ 294,715	₩ 344,829	₩ 308,044